Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
Future minimum lease payments under the operating leases as of December 31, 2020, are as follows:

Year ending December 31,
(In thousands)
2021	$1,229
2022	1,013
2023	552
2024	599
2025	615
Thereafter	711

$4,719